Accumulated Other Comprehensive (Loss) Income (AOCI) (Schedule of Amounts Recognized in Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	$ 20,634	$ 18,593
OCI	(432)	305
Income taxes	94	(128)
Cost of sales	9,051	8,155	$ 7,440
Interest expense	607	409	363
Other income	232	212	148
Income taxes	1,268	499	508
Other comprehensive income (loss)	(394)	123	(195)
Ending balance	22,420	20,634	18,593
Reclassification out of Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Cost of sales	(25)	(31)
Interest expense	(3)	(4)
Other income	(44)	(35)
Income taxes	16	16
Other comprehensive income (loss)	(394)	123
Pension Plans
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	4	(28)
OCI	93	43
Income taxes	(27)	(11)
Ending balance	70	4	(28)
Pension Plans | Reclassification out of Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Cost of sales	0	0
Interest expense	0	0
Other income	0	0
Income taxes	0	0
Other comprehensive income (loss)	66	32
Hedges
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	31	39
OCI	37	26
Income taxes	(4)	(7)
Ending balance	42	31	39
Hedges | Reclassification out of Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Cost of sales	(25)	(31)
Interest expense	(3)	(4)
Other income	0	0
Income taxes	6	8
Other comprehensive income (loss)	11	(8)
Financial Statement Translation
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	(328)	(427)
OCI	(562)	236
Income taxes	125	(110)
Ending balance	(799)	(328)	(427)
Financial Statement Translation | Reclassification out of Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Cost of sales	0	0
Interest expense		0
Other income	(44)	(35)
Income taxes	10	8
Other comprehensive income (loss)	(471)	99
AOCI Including Portion Attributable to Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	(293)	(416)
Ending balance	$ (687)	$ (293)	$ (416)